Income Taxes (Details) - Schedule of Components of Income Taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of (Loss)/Gain Before Income Taxes [Abstract]
Domestic	$ (2,463,842)	$ (9,698,563)	$ (2,182,865)	$ (31,176,668)	$ (11,618,649)	$ (28,261,210)
Foreign	(888,133)	(2,703,724)	(3,700,689)	(10,006,751)	(22,658,602)	(33,770,866)
Income/(Loss) before income taxes	(3,351,975)	(12,402,287)	(5,883,554)	(41,183,419)	(34,277,251)	(62,032,076)
Current Taxes
U.S. federal
U.S. state and local
Foreign
Current taxes
Deferred Taxes
U.S. federal
U.S. state and local
Foreign
Deferred Taxes
Provision for income taxes